UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21702

Name of Fund:    BlackRock Health Sciences Trust (BME)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Health Sciences Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2014

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology — 26.2%
Acceleron Pharma, Inc. (a)	12,100	$358,402
Acorda Therapeutics, Inc. (a)(b)	26,800	784,436
Actelion Ltd.	12,800	1,537,356
Adamas Pharmaceuticals, Inc. (a)	5,700	90,687
Agios Pharmaceuticals, Inc. (a)(b)	11,900	479,570
Alder Biopharmaceuticals, Inc. (a)	17,500	295,575
Alexion Pharmaceuticals, Inc. (a)(b)	50,660	8,054,433
Alkermes PLC (a)(b)	80,700	3,450,732
Amgen, Inc. (b)	53,900	6,866,321
Aquinox Pharmaceuticals, Inc. (a)	6,800	52,632
Array BioPharma, Inc. (a)	88,100	352,400
Avalanche Biotechnologies, Inc. (a)	3,400	95,166
BioCryst Pharmaceuticals, Inc. (a)(b)	16,900	211,588
Biogen Idec, Inc. (a)(b)	29,300	9,797,624
BioMarin Pharmaceutical, Inc. (a)(b)	41,400	2,559,348
Biota Pharmaceuticals, Inc. (a)	38,100	122,301
Bluebird Bio, Inc. (a)	3,200	106,880
Celgene Corp. (a)(b)	103,286	9,001,375
Celldex Therapeutics, Inc. (a)(b)	22,600	295,834
Clovis Oncology, Inc. (a)	14,400	524,880
Conatus Pharmaceuticals, Inc. (a)(b)(c)	8,700	68,643
Concert Pharmaceuticals, Inc. (a)	12,400	101,432
Dyax Corp. (a)(b)	56,027	527,774
Epizyme, Inc. (a)	23,300	729,756
Exelixis, Inc. (a)(c)	34,600	139,784
Genomic Health, Inc. (a)	13,200	336,336
Gilead Sciences, Inc. (a)(b)	48,321	4,423,788
Incyte Corp. (a)(b)	16,600	789,662
Infinity Pharmaceuticals, Inc. (a)	52,700	479,043
InterMune, Inc. (a)(b)	77,900	3,417,473
Isis Pharmaceuticals, Inc. (a)	15,700	486,543
Karyopharm Therapeutics, Inc. (a)(b)	30,953	1,073,760
Kite Pharma, Inc. (a)	12,200	286,700
Kite Pharma, Inc. (Acquired 6/25/14, cost $222,000) (a)(d)	14,655	327,173
Medivation, Inc. (a)(b)	17,900	1,328,717
Neurocrine Biosciences, Inc. (a)(b)	60,362	819,716
Protalix BioTherapeutics, Inc. (a)	122,100	401,709
Puma Biotechnology, Inc. (a)(b)	12,300	2,727,156
Receptos, Inc. (a)(b)	10,800	447,228
Regeneron Pharmaceuticals, Inc. (a)(b)	10,958	3,465,139
Sage Therapeutics, Inc. (a)	4,700	132,634
Sage Therapeutics, Inc. (Acquired 3/10/14, cost $631,483) (a)(d)	47,342	1,269,192
Seattle Genetics, Inc. (a)(b)	75,167	2,645,878
Tekmira Pharmaceuticals Corp. (a)	25,200	322,812
Ultragenyx Pharmaceutical, Inc. (a)(b)	44,249	1,933,681
uniQure B.V. (a)	7,000	71,540
Verastem, Inc. (a)	21,800	161,102
Vertex Pharmaceuticals, Inc. (a)(b)	14,605	1,298,531
Zafgen, Inc. (a)	6,300	110,250

		75,360,692

Common Stocks	Shares	Value
Chemicals — 0.7%
Sigma-Aldrich Corp. (b)	19,800	$1,988,316
Health Care Equipment & Supplies — 18.2%
Abbott Laboratories (b)	112,000	4,717,440
Alere, Inc. (a)(b)	35,600	1,424,000
Align Technology, Inc. (a)(b)	5,200	281,892
AtriCure, Inc. (a)	25,562	421,006
Baxter International, Inc. (b)	47,100	3,517,899
Becton Dickinson and Co. (b)	27,300	3,173,352
Boston Scientific Corp. (a)(b)	220,400	2,816,712
CareFusion Corp. (a)(b)	54,900	2,404,071
Coloplast A/S, Class B	24,900	2,105,361
The Cooper Cos., Inc. (b)	13,000	2,091,440
Covidien PLC (b)	82,900	7,171,679
DENTSPLY International, Inc. (b)	12,800	594,176
DexCom, Inc. (a)(b)	22,800	859,104
Edwards Lifesciences Corp. (a)(b)	36,599	3,303,060
Masimo Corp. (a)	13,400	322,672
Medtronic, Inc. (b)	65,600	4,050,144
PW Medtech Group Ltd. (a)	928,400	482,860
St. Jude Medical, Inc. (b)	52,300	3,409,437
Stryker Corp. (b)	67,900	5,416,383
Varian Medical Systems, Inc. (a)(b)	28,900	2,374,135
Zimmer Holdings, Inc. (b)	13,300	1,330,931

		52,267,754
Health Care Providers & Services — 14.4%
Aetna, Inc. (b)	28,211	2,187,199
AmerisourceBergen Corp. (b)	19,100	1,468,981
Cardinal Health, Inc. (b)	59,130	4,236,666
Cigna Corp. (b)	48,800	4,393,952
Envision Healthcare Holdings, Inc. (a)(b)	57,300	2,048,475
Express Scripts Holding Co. (a)(b)	20,876	1,454,013
HCA Holdings, Inc. (a)(b)	75,800	4,950,498
HealthEquity, Inc. (a)	6,200	109,120
McKesson Corp. (b)	26,800	5,141,848
Premier, Inc., Class A (a)	30,900	874,470
Team Health Holdings, Inc. (a)(b)	28,900	1,634,295
UnitedHealth Group, Inc. (b)	88,634	7,183,786
Universal Health Services, Inc., Class B (b)	39,800	4,242,680
WellPoint, Inc. (b)	13,400	1,471,454

		41,397,437
Health Care Technology — 0.7%
Cerner Corp. (a)(b)	35,500	1,959,600
Life Sciences Tools & Services — 4.9%
Agilent Technologies, Inc. (b)	57,000	3,197,130
Charles River Laboratories International, Inc. (a)(b)	46,700	2,531,607
ICON PLC (a)(b)	14,000	725,200
Illumina, Inc. (a)(b)	25,500	4,077,705
Thermo Fisher Scientific, Inc. (b)	30,000	3,645,000

		14,176,642

Portfolio Abbreviations
ADR	American Depositary Receipt	GBP	British Pound
CHF	Swiss Franc	HKD	Hong Kong Dollar
DKK	Danish Krone	JPY	Japanese Yen
EUR	Euro	USD	US Dollar

JULY 31, 2014	1

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals — 33.5%
AbbVie, Inc. (b)(e)	165,084	$8,640,497
Achaogen, Inc. (a)	13,794	149,113
Actavis PLC (b)	28,724	6,154,404
Allergan, Inc. (b)	26,800	4,445,048
AstraZeneca PLC	67,400	4,921,327
Bayer AG	31,800	4,194,615
Bristol-Myers Squibb Co. (b)	99,200	5,021,504
Catalent, Inc. (a)	61,200	1,223,388
Chugai Pharmaceutical Co. Ltd.	55,500	1,847,201
Eli Lilly & Co. (b)	81,900	5,000,814
Intra-Cellular Therapies, Inc. (a)	66,181	958,963
Johnson & Johnson (b)	80,770	8,084,269
Mallinckrodt PLC (a)(b)(c)	29,500	2,053,790
Merck & Co., Inc. (b)	153,500	8,709,590
Mylan, Inc. (a)(b)	64,500	3,184,365
Novartis AG	88,900	7,734,180
Pacira Pharmaceuticals, Inc. (a)(b)	3,300	303,600
Perrigo Co PLC (b)	26,600	4,001,970
Pfizer, Inc. (b)	146,700	4,210,290
Phibro Animal Health Corp., Class A (a)	21,000	398,160
Roche Holding AG	14,300	4,149,942
Salix Pharmaceuticals Ltd. (a)(b)	11,600	1,530,156
Shire PLC — ADR (b)	14,700	3,623,550
Teva Pharmaceutical Industries Ltd. — ADR (b)	39,900	2,134,650
Valeant Pharmaceuticals International, Inc. (a)(b)	21,300	2,500,407
Zoetis, Inc. (b)	27,100	891,861

		96,067,654
Total Common Stocks — 98.6%		283,218,095

Preferred Stocks	Shares	Value
Biotechnology — 0.1%
ProNAi Therapeutics, Inc., Series D (Acquired 4/15/14, cost $270,735) (a)(d)	386,764	$270,735
Spark Therapeutics (Acquired 5/23/14, cost $154,641) (a)(d)	96,050	154,642

		425,377
Total Preferred Stocks — 0.1%		425,377
Total Long-Term Investments (Cost — $199,944,676) — 98.7%		283,643,472

Short-Term Securities
Blackrock Liquidity Funds, TempFund, Institutional Class, 0.03% (f)(g)	2,202,390	2,202,390

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.19% (f)(g)(h)	$952	951,623
Total Short-Term Securities (Cost — $3,154,013) — 1.1%		3,154,013
Total Investments Before Options Written (Cost — $203,098,689) — 99.8%		286,797,485

Options Written
(Premiums Received — $2,605,323) — (0.7)%		(2,107,710)
Total Investments Net of Options Written — 99.1%		284,689,775
Other Assets Less Liabilities — 0.9%		2,571,437

Net Assets — 100.0%		$287,261,212

Notes to Schedule of Investments
* As of July 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$205,650,469

Gross unrealized appreciation	$85,937,338
Gross unrealized depreciation	(4,790,322)

Net unrealized appreciation	$81,147,016

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(c)	Security, or a portion of security, is on loan.

(d)	Restricted securities as to resale. As of July 31, 2014 the Trust held 0.7% of its net assets, with current market value of $2,021,742 and the original cost of $1,278,859, in these securities.

(e)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(f)	Represents the current yield as of report date.

(g)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Net Activity	Shares/ Beneficial Interest Held at July 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,144,662	1,057,728	2,202,390	$2,026
BlackRock Liquidity Series, LLC Money Market Series	—	$951,623	$951,623	$4,153

2	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

(h)	Security was purchased with the cash collateral from loaned securities. The Trust may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Exchange-traded options written as of July 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Envision Healthcare Holdings, Inc.	Call	USD	36.50	8/01/14	133	$(912)
Medtronic, Inc.	Call	USD	66.00	8/01/14	98	(490)
Merck & Co., Inc.	Call	USD	58.50	8/01/14	64	(160)
Merck & Co., Inc.	Call	USD	59.00	8/01/14	113	(226)
Pfizer, Inc.	Call	USD	30.00	8/01/14	106	(212)
Pfizer, Inc.	Call	USD	30.50	8/01/14	136	(272)
Pfizer, Inc.	Call	USD	31.00	8/01/14	38	(38)
Amgen, Inc.	Call	USD	121.00	8/04/14	65	(43,712)
Celgene Corp.	Call	USD	86.25	8/04/14	357	(45,875)
Bristol-Myers Squibb Co.	Call	USD	50.00	8/08/14	18	(1,782)
Charles River Laboratories International, Inc.	Call	USD	53.15	8/08/14	49	(7,367)
Express Scripts Holding Co.	Call	USD	72.00	8/08/14	37	(536)
Johnson & Johnson	Call	USD	106.00	8/08/14	300	(1,200)
Medtronic, Inc.	Call	USD	64.50	8/08/14	131	(852)
Pfizer, Inc.	Call	USD	30.00	8/08/14	106	(371)
Regeneron Pharmaceuticals, Inc.	Call	USD	287.50	8/08/14	45	(138,600)
WellPoint, Inc.	Call	USD	109.00	8/08/14	57	(12,398)
Zoetis, Inc.	Call	USD	32.50	8/08/14	94	(7,520)
Stryker Corp.	Call	USD	86.75	8/16/14	119	(2,041)
Abbott Laboratories	Call	USD	41.00	8/18/14	196	(27,048)
AbbVie, Inc.	Call	USD	55.00	8/18/14	290	(6,525)
Acorda Therapeutics, Inc.	Call	USD	38.00	8/18/14	90	(3,600)
Actavis PLC	Call	USD	210.00	8/18/14	54	(52,920)
Agilent Technologies, Inc.	Call	USD	57.50	8/18/14	200	(19,100)
Agios Pharmaceuticals, Inc.	Call	USD	50.00	8/18/14	40	(1,300)
Alere, Inc.	Call	USD	38.00	8/18/14	125	(35,000)
Alexion Pharmaceuticals, Inc.	Call	USD	165.00	8/18/14	180	(39,600)
Align Technology, Inc.	Call	USD	60.00	8/18/14	18	(180)
Alkermes PLC	Call	USD	49.00	8/18/14	141	(4,935)
Alkermes PLC	Call	USD	50.00	8/18/14	141	(4,935)
Allergan, Inc.	Call	USD	170.00	8/18/14	94	(19,035)
AmerisourceBergen Corp.	Call	USD	72.50	8/18/14	33	(15,840)
Amgen, Inc.	Call	USD	120.00	8/18/14	125	(97,500)
Baxter International, Inc.	Call	USD	75.00	8/18/14	35	(2,958)
Baxter International, Inc.	Call	USD	77.50	8/18/14	129	(2,838)
Becton Dickinson and Co.	Call	USD	118.50	8/18/14	46	(3,716)
Biogen Idec, Inc.	Call	USD	325.00	8/18/14	53	(71,550)
Boston Scientific Corp.	Call	USD	13.00	8/18/14	370	(6,290)
Bristol-Myers Squibb Co.	Call	USD	50.00	8/18/14	18	(2,016)
Cardinal Health, Inc.	Call	USD	72.50	8/18/14	207	(24,322)
CareFusion Corp.	Call	USD	45.00	8/18/14	200	(14,000)
Celldex Therapeutics, Inc.	Call	USD	20.00	8/18/14	80	(400)
Cerner Corp.	Call	USD	55.00	8/18/14	125	(15,625)
Charles River Laboratories International, Inc.	Call	USD	55.00	8/18/14	114	(10,260)
Cigna Corp.	Call	USD	97.50	8/18/14	170	(1,870)
Conatus Pharmaceuticals, Inc.	Call	USD	10.00	8/18/14	30	(1,575)

JULY 31, 2014	3

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

•	Exchange-traded options written as of July 31, 2014 were as follows: (continued)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Covidien PLC	Call	USD	90.00	8/18/14	290	$(6,525)
DENTSPLY International, Inc.	Call	USD	47.75	8/18/14	45	(1,621)
DexCom, Inc.	Call	USD	45.00	8/18/14	30	(1,500)
Dyax Corp.	Call	USD	10.00	8/18/14	190	(5,700)
Edwards Lifesciences Corp.	Call	USD	90.00	8/18/14	128	(26,240)
Eli Lilly & Co.	Call	USD	62.50	8/18/14	144	(3,888)
Express Scripts Holding Co.	Call	USD	70.00	8/18/14	36	(3,078)
Gilead Sciences, Inc.	Call	USD	80.00	8/18/14	85	(99,450)
HCA Holdings, Inc.	Call	USD	57.50	8/18/14	135	(103,950)
ICON PLC	Call	USD	50.00	8/18/14	60	(13,800)
Illumina, Inc.	Call	USD	185.00	8/18/14	90	(2,250)
Incyte Corp.	Call	USD	62.50	8/18/14	60	(3,900)
InterMune, Inc.	Call	USD	43.00	8/18/14	146	(42,997)
InterMune, Inc.	Call	USD	47.00	8/18/14	126	(16,443)
Karyopharm Therapeutics, Inc.	Call	USD	40.00	8/18/14	100	(3,500)
Mallinckrodt PLC	Call	USD	80.00	8/18/14	52	(910)
McKesson Corp.	Call	USD	190.00	8/18/14	96	(42,720)
Medivation, Inc.	Call	USD	72.50	8/18/14	62	(26,505)
Merck & Co., Inc.	Call	USD	60.00	8/18/14	56	(336)
Mylan, Inc.	Call	USD	52.50	8/18/14	25	(912)
Mylan, Inc.	Call	USD	55.00	8/18/14	100	(1,250)
Neurocrine Biosciences, Inc.	Call	USD	17.00	8/18/14	210	(4,200)
Pacira Pharmaceuticals, Inc.	Call	USD	95.00	8/18/14	11	(2,035)
Perrigo Co PLC	Call	USD	165.00	8/18/14	100	(12,250)
Puma Biotechnology, Inc.	Call	USD	230.00	8/18/14	50	(59,500)
Salix Pharmaceuticals Ltd.	Call	USD	130.00	8/18/14	18	(11,430)
Salix Pharmaceuticals Ltd.	Call	USD	135.00	8/18/14	25	(10,000)
Shire PLC - ADR	Call	USD	245.00	8/18/14	60	(31,500)
Sigma-Aldrich Corp.	Call	USD	105.00	8/18/14	19	(238)
St. Jude Medical, Inc.	Call	USD	70.00	8/18/14	115	(1,150)
Stryker Corp.	Call	USD	82.50	8/18/14	118	(4,425)
Teva Pharmaceutical Industries Ltd. — ADR	Call	USD	55.00	8/18/14	139	(6,186)
UnitedHealth Group, Inc.	Call	USD	82.50	8/18/14	77	(5,698)
Valeant Pharmaceuticals International, Inc.	Call	USD	135.00	8/18/14	38	(855)
Vertex Pharmaceuticals, Inc.	Call	USD	105.00	8/18/14	51	(1,148)
Zimmer Holdings, Inc.	Call	USD	105.00	8/18/14	15	(450)
Zimmer Holdings, Inc.	Call	USD	105.05	8/18/14	32	(676)
Team Health Holdings, Inc.	Call	USD	52.25	8/19/14	100	(48,680)
Thermo Fisher Scientific, Inc.	Call	USD	123.00	8/19/14	105	(16,599)
Bristol-Myers Squibb Co.	Call	USD	50.00	8/22/14	18	(2,304)
Abbott Laboratories	Call	USD	41.75	8/26/14	196	(19,767)
Sigma-Aldrich Corp.	Call	USD	103.05	8/26/14	50	(3,398)
AbbVie, Inc.	Call	USD	56.00	8/28/14	290	(8,063)
Actavis PLC	Call	USD	225.00	8/29/14	48	(20,880)
Aetna, Inc.	Call	USD	84.00	8/29/14	114	(2,166)
Biogen Idec, Inc.	Call	USD	325.00	8/29/14	53	(85,595)
Bristol-Myers Squibb Co.	Call	USD	50.00	8/29/14	100	(14,550)
Gilead Sciences, Inc.	Call	USD	92.00	8/29/14	85	(22,822)
HCA Holdings, Inc.	Call	USD	63.00	8/29/14	130	(44,200)
Mallinckrodt PLC	Call	USD	80.00	8/29/14	52	(2,340)

4	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

•	Exchange-traded options written as of July 31, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Merck & Co., Inc.	Call	USD	59.00	8/29/14	305	$(9,913)
UnitedHealth Group, Inc.	Call	USD	83.00	8/29/14	78	(7,137)
UnitedHealth Group, Inc.	Call	USD	86.00	8/29/14	35	(1,050)
Bristol-Myers Squibb Co.	Call	USD	50.00	9/05/14	100	(16,000)
UnitedHealth Group, Inc.	Call	USD	85.00	9/05/14	120	(6,840)
Universal Health Services, Inc., Class B	Call	USD	97.00	9/08/14	140	(166,027)
AmerisourceBergen Corp.	Call	USD	77.50	9/22/14	34	(4,590)
Becton Dickinson and Co.	Call	USD	120.00	9/22/14	50	(5,500)
BioCryst Pharmaceuticals, Inc.	Call	USD	13.00	9/22/14	60	(7,170)
BioMarin Pharmaceutical, Inc.	Call	USD	70.00	9/22/14	70	(8,575)
Boston Scientific Corp.	Call	USD	13.00	9/22/14	400	(14,600)
The Cooper Cos., Inc.	Call	USD	150.00	9/22/14	46	(62,100)
Eli Lilly & Co.	Call	USD	65.00	9/22/14	144	(3,816)
Mylan, Inc.	Call	USD	55.00	9/22/14	100	(4,800)
Receptos, Inc.	Call	USD	45.00	9/22/14	40	(11,900)
Seattle Genetics, Inc.	Call	USD	45.00	9/22/14	132	(3,960)
Varian Medical Systems, Inc.	Call	USD	84.00	9/22/14	100	(15,756)
Agios Pharmaceuticals, Inc.	Put	USD	35.00	8/18/14	41	(4,408)
BioCryst Pharmaceuticals, Inc.	Put	USD	10.00	8/18/14	142	(1,988)
InterMune, Inc.	Put	USD	40.00	8/18/14	72	(6,264)
Karyopharm Therapeutics, Inc.	Put	USD	35.00	8/18/14	41	(8,405)
Receptos, Inc.	Put	USD	35.00	8/18/14	36	(17,280)
Ultragenyx Pharmaceutical, Inc.	Put	USD	40.00	8/18/14	36	(4,410)
Total						$(1,992,571)

•	Over-the-counter options written as of July 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
PW Medtech Group Ltd.	Bank of America N.A.	Call	HKD	4.07	8/05/14	162,000	$(1,143)
Roche Holding AG	UBS AG	Call	CHF	266.14	8/05/14	5,000	(5,145)
St. Jude Medical, Inc.	Morgan Stanley & Co. International PLC	Call	USD	67.55	8/12/14	11,100	(2,576)
AstraZeneca PLC	Deutsche Bank AG	Call	GBP	43.97	8/14/14	13,400	(6,113)
Coloplast A/S, Class B	Morgan Stanley & Co. International PLC	Call	DKK	481.74	8/14/14	8,600	(5,427)
Actelion Ltd.	Goldman Sachs International	Call	CHF	112.46	8/21/14	3,300	(6,083)
Johnson & Johnson	Deutsche Bank AG	Call	USD	106.66	8/21/14	3,100	(301)
Novartis AG	Goldman Sachs International	Call	CHF	81.10	9/03/14	15,500	(10,476)
AstraZeneca PLC	Goldman Sachs International	Call	GBP	44.72	9/04/14	11,000	(14,637)
Bayer AG	Bank of America N.A.	Call	EUR	103.23	9/04/14	13,500	(11,007)
Actelion Ltd.	Bank of America N.A.	Call	CHF	113.16	9/09/14	1,200	(3,199)
Novartis AG	UBS AG	Call	CHF	81.10	9/10/14	15,500	(12,345)
Chugai Pharmaceutical Co. Ltd.	Morgan Stanley & Co. International PLC	Call	JPY	3,366.75	9/24/14	19,500	(33,195)
PW Medtech Group Ltd.	Bank of America N.A.	Call	HKD	4.13	9/24/14	162,000	(3,492)
Total							$(115,139)

JULY 31, 2014	5

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Biotechnology	$72,226,971	$3,133,721	—	$75,360,692
Chemicals	1,988,316	—	—	1,988,316
Health Care Equipment & Supplies	49,679,533	2,588,221	—	52,267,754
Health Care Providers & Services	41,397,437	—	—	41,397,437
Health Care Technology	1,959,600	—	—	1,959,600
Life Sciences Tools & Services	14,176,642	—	—	14,176,642
Pharmaceuticals	73,220,389	22,847,265	—	96,067,654
Preferred Stocks	—	—	425,377	425,377
Short-Term Securities	2,202,390	951,623	—	3,154,013
Total	$256,851,278	$29,520,830	$425,377	$286,797,485

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(1,697,946)	$(409,764)	—	$(2,107,710)

[1]	Derivative financial instruments are options written, which are shown at value.

6	JULY 31, 2014

Schedule of Investments (concluded)	BlackRock Health Sciences Trust (BME)

The carrying amount for certain of the Trust’s assets and/or liabilities approximates fair value for financial reporting purposes. As of July 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	552,037	—	—	$552,037
Cash collateral on exchange-traded options written	1,036,350	—	—	1,036,350
Liabilities:
Bank overdraft	—	$(38)	—	(38)
Collateral on securities loaned at value	—	(951,623)	—	(951,623)
Total	$1,588,387	$(951,661)	—	$636,726

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Trust values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of October 31, 2013 the Trust did not utilize the external pricing service model adjustments as significant market movements did not occur. As of July 31 2014, securities with a value of $3,642,717 were systematically fair valued due to significant market movements. Therefore, these securities were transferred from Level 1 to Level 2 during the period October 31, 2013 to July 31, 2014.

JULY 31, 2014	7

Item 2 –	Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Health Sciences Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Health Sciences Trust

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Health Sciences Trust

Date: September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Health Sciences Trust

Date: September 25, 2014

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